Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating income:
Revenue	$ 1,079,472	$ 1,177,061	$ 4,561,300	$ 5,332,979
Cost of revenue	381,380	412,226	1,444,618	1,956,964
Gross profit	698,092	764,835	3,116,682	3,376,015
Operating expenses:
General and administrative expenses	4,308,929	3,170,063	12,905,073	9,275,251
Depreciation expense	1,564	2,404	7,160	9,588
Impairment loss on operating lease			0	303,327
Total operating expenses	4,310,493	3,172,467	12,912,233	9,588,166
Operating loss	(3,612,401)	(2,407,632)	(9,795,551)	(6,212,151)
Other expenses (income):
GEM settlement fee expense	200,000	0
SEPA commitment fee and deferred fee expense			3,826,176	0
GEM warrant expense			2,448,000	0
GEM commitment fee expense			2,000,000
Other income, net	(4,118)	(62,538)	(62,985)	(150,692)
Interest income	(10)	(111)	(813)	0
Gain on extinguishment of liability	(527,980)	0	0	56,653
Loss on debt issuance	171,000	0
Change in fair value of convertible promissory notes	544,000	0	(34,000)	0
Change in fair value of convertible notes	544,000	0
Total other expenses, net	888,804	1,354,213	4,610,711	9,256,351
Loss before income taxes	(4,501,205)	(3,761,845)	(14,406,262)	(15,468,502)
Income tax (benefit) expense	(933)	3,277	0	0
Net loss	$ (4,500,272)	$ (3,765,122)	$ (14,406,262)	$ (15,468,502)
Net loss per share
Basic	$ (0.26)	$ (0.59)	$ (2.1)	$ (2.4)
Diluted	$ (0.26)	$ (0.59)	$ (2.1)	$ (2.4)
Weighted average common shares outstanding
Basic	17,355,609	6,382,180	6,853,733	6,441,116
Diluted	17,355,609	6,382,180	6,853,733	6,441,116
Nonrelated Party [Member]
Other expenses (income):
Interest expense	$ 451,399	$ 537,878	$ 2,631,060	$ 1,651,141
Change in fair value of warrant liability	(408,000)	0	(1,807,000)	0
Loss on modification of simple agreement for future equity			0	120,826
Change in fair value of simple agreement for future equity	0	22,861	(207,570)	307,569
Change in fair value of bifurcated embedded derivative liabilities	0	32,415	(1,404,863)	254,443
Related Party [Member]
Other expenses (income):
Interest expense	577,513	383,284	2,923,414	728,949
Change in fair value of warrant liability	(115,000)	0	115,000	0
Loss on modification of simple agreement for future equity			0	1,602,174
Change in fair value of simple agreement for future equity	0	303,139	(2,752,430)	4,078,431
Change in fair value of bifurcated embedded derivative liabilities	$ 0	$ 137,285	$ (3,063,278)	$ 606,857